Consolidated Statements of Income (Unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Income tax expense (benefit) from discontinued operations	$ 38	$ 32	$ 94	$ 132